Income Taxes - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
United States corporate tax at a rate		21.00%
Capital loss carryforwards		$ 9.7	$ 6.7
Less valuation allowance		172.7	145.7
Deferred Tax Assets, Gross		529.9	322.2
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards		354.9	376.5
Operating loss carryforwards, remaining		354.9
Capital loss carryforwards		46.1
Less valuation allowance		24.5	$ 18.0
Internal Revenue Service (IRS) | Aspen U.K.
Income Taxes [Line Items]
Capital loss carryforwards		30.3
Operating loss carryforwards, subject to s382 limitation		39.2
Internal Revenue Service (IRS) | Aspen U.K. | Subsequent Event
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation					$ 23.1
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards		270.2
Capital loss carryforwards		15.8
Internal Revenue Service (IRS) | U.S. operating subsidiaries | Subsequent Event
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation				$ 20.8
Internal Revenue Service (IRS) | Aspen U.K.'s U.S. branch
Income Taxes [Line Items]
Net operating loss carryforwards		84.7
Operating loss carryforwards, subject to s382 limitation		$ 6.5
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2032
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2041
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate	25.00%	23.50%	19.00%
Net operating loss carryforwards		$ 248.1	$ 280.5
Operating loss carryforwards, remaining		19.0	19.8
Less valuation allowance		131.0	106.7
U.K. | Lloyd's
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		64.5	(19.9)
U.K. | Other juridictions
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		$ (97.8)	$ (118.8)
Bermuda
Income Taxes [Line Items]
Bermuda tax rate		0.00%